Revenue (Details Narrative) - 12 months ended Dec. 31, 2025 $ / shares in Units, € in Millions, $ in Millions	USD ($) $ / shares	EUR (€)	USD ($)
IfrsStatementLineItems [Line Items]
License consideration	$ 120
Equity securities issuance	$ 100
Equity securities			$ 10
Royalty per unit | $ / shares	$ 5
Minimum royalties	$ 10
Revenue	$ 100
Royalty term	10 years
Ne revenue rate	50.00%
Neu R X [Member] | Neu R X Shares [Member]
IfrsStatementLineItems [Line Items]
Deferred revenue | €		€ 100
July 2026 [Member]
IfrsStatementLineItems [Line Items]
License consideration	$ 1
Twelve Monthly Beginning July 2026 [Member]
IfrsStatementLineItems [Line Items]
License consideration	19
January 2027 [Member]
IfrsStatementLineItems [Line Items]
License consideration	100
License consideration	$ 10